Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	36 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended	132 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
C000182220_LG_ClassMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class K6
C000182220_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	$ 10,000
C000182220_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,269
C000182220_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,626
C000182220_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,773
C000182220_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,267
C000182220_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,180
C000182220_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,666
C000182220_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,377
C000182220_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,064
C000182220_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	14,131
C000182220_LG_1_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom Retirement Composite Index℠
C000182220_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000182220_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,246
C000182220_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,688
C000182220_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,107
C000182220_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,218
C000182220_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,182
C000182220_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,717
C000182220_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,437
C000182220_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,126
C000182220_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	14,060
C000182220_LG_2_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
C000182220_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000182220_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,938
C000182220_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,384
C000182220_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,311
C000182220_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,392
C000182220_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,919
C000182220_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,396
C000182220_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,573
C000182220_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,089
C000182220_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,571
C000205064_LG_ClassMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class Z
C000205064_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205064_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,247
C000205064_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,387
C000205064_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,811
C000205064_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,723
C000205064_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,228
C000205064_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,883
C000205064_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,522
C000205064_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	13,523
C000205064_LG_1_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity Freedom Retirement Composite Index℠
C000205064_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205064_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,264
C000205064_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,666
C000205064_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,733
C000205064_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,699
C000205064_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,253
C000205064_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,944
C000205064_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,605
C000205064_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	13,502
C000205064_LG_2_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
C000205064_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205064_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,460
C000205064_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,395
C000205064_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,476
C000205064_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,999
C000205064_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,473
C000205064_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,651
C000205064_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,171
C000205064_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,657
C000013237_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Class M
C000013237_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,650
C000013237_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,186
C000013237_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,616
C000013237_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,911
C000013237_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,009
C000013237_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,448
C000013237_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,284
C000013237_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,704
C000013237_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,321
C000013237_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,914
C000013237_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	13,876
C000013237_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity Freedom Retirement Composite Index℠
C000013237_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000013237_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,415
C000013237_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,867
C000013237_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,335
C000013237_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,779
C000013237_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,958
C000013237_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,920
C000013237_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,427
C000013237_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	13,191
C000013237_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,921
C000013237_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	14,911
C000013237_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
C000013237_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000013237_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,044
C000013237_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,165
C000013237_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,620
C000013237_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,569
C000013237_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,651
C000013237_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,168
C000013237_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,633
C000013237_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,814
C000013237_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,342
C000013237_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,835
C000013238_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Class I
C000013238_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000013238_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,607
C000013238_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,106
C000013238_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,473
C000013238_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,622
C000013238_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,217
C000013238_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,111
C000013238_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,557
C000013238_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	13,279
C000013238_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,982
C000013238_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	15,099
C000013238_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity Freedom Retirement Composite Index℠
C000013238_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000013238_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,415
C000013238_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,867
C000013238_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,335
C000013238_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,779
C000013238_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,958
C000013238_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,920
C000013238_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,427
C000013238_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	13,191
C000013238_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,921
C000013238_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	14,911
C000013238_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
C000013238_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000013238_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,044
C000013238_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,165
C000013238_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,620
C000013238_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,569
C000013238_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,651
C000013238_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,168
C000013238_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,633
C000013238_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,814
C000013238_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,342
C000013238_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,835
C000013236_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Class C
C000013236_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000013236_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,499
C000013236_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,886
C000013236_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,142
C000013236_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,175
C000013236_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,571
C000013236_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,351
C000013236_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,700
C000013236_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,259
C000013236_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,866
C000013236_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	13,866
C000013236_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity Freedom Retirement Composite Index℠
C000013236_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000013236_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,415
C000013236_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,867
C000013236_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,335
C000013236_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,779
C000013236_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,958
C000013236_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,920
C000013236_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,427
C000013236_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	13,191
C000013236_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,921
C000013236_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	14,911
C000013236_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
C000013236_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000013236_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,044
C000013236_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,165
C000013236_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,620
C000013236_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,569
C000013236_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,651
C000013236_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,168
C000013236_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,633
C000013236_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,814
C000013236_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,342
C000013236_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,835
C000013234_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Class A
C000013234_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,425
C000013234_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	9,966
C000013234_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,411
C000013234_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,737
C000013234_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,849
C000013234_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,305
C000013234_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,177
C000013234_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,619
C000013234_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,273
C000013234_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,881
C000013234_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	13,882
C000013234_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity Freedom Retirement Composite Index℠
C000013234_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000013234_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,415
C000013234_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,867
C000013234_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,335
C000013234_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,779
C000013234_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,958
C000013234_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,920
C000013234_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,427
C000013234_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	13,191
C000013234_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,921
C000013234_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	14,911
C000013234_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
C000013234_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000013234_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,044
C000013234_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,165
C000013234_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,620
C000013234_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,569
C000013234_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,651
C000013234_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,168
C000013234_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,633
C000013234_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,814
C000013234_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,342
C000013234_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,835
C000212313_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class K6
C000212313_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000212313_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	8,642
C000212313_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,480
C000212313_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,921
C000212313_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,975
C000212313_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,773
C000212313_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,712
C000212313_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	20,295
C000212313_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Freedom 2065 Composite Index℠
C000212313_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000212313_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	8,783
C000212313_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,174
C000212313_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,882
C000212313_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,862
C000212313_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,453
C000212313_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,465
C000212313_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	19,597
C000212313_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000212313_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000212313_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	8,918
C000212313_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,944
C000212313_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,126
C000212313_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,879
C000212313_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,326
C000212313_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	20,920
C000212313_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	24,645
C000212316_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class Z
C000212316_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000212316_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	8,632
C000212316_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,449
C000212316_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,856
C000212316_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,901
C000212316_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,661
C000212316_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,557
C000212316_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	20,057
C000212316_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Freedom 2065 Composite Index℠
C000212316_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000212316_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	8,783
C000212316_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,174
C000212316_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,882
C000212316_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,862
C000212316_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,453
C000212316_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,465
C000212316_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	19,597
C000212316_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000212316_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000212316_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	8,918
C000212316_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,944
C000212316_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,126
C000212316_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,879
C000212316_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,326
C000212316_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	20,920
C000212316_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	24,645
C000212315_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class M
C000212315_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,650
C000212315_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	8,295
C000212315_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,835
C000212315_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,152
C000212315_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,178
C000212315_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,679
C000212315_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,433
C000212315_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	18,601
C000212315_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Freedom 2065 Composite Index℠
C000212315_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000212315_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	8,783
C000212315_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,174
C000212315_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,882
C000212315_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,862
C000212315_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,453
C000212315_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,465
C000212315_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	19,597
C000212315_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000212315_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000212315_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	8,918
C000212315_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,944
C000212315_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,126
C000212315_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,879
C000212315_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,326
C000212315_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	20,920
C000212315_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	24,645
C000212312_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class I
C000212312_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000212312_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	8,622
C000212312_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,423
C000212312_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,818
C000212312_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,852
C000212312_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,588
C000212312_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,456
C000212312_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	19,935
C000212312_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Freedom 2065 Composite Index℠
C000212312_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000212312_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	8,783
C000212312_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,174
C000212312_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,882
C000212312_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,862
C000212312_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,453
C000212312_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,465
C000212312_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	19,597
C000212312_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000212312_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000212312_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	8,918
C000212312_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,944
C000212312_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,126
C000212312_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,879
C000212312_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,326
C000212312_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	20,920
C000212312_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	24,645
C000212311_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class C
C000212311_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000212311_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	8,562
C000212311_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,182
C000212311_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,445
C000212311_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,386
C000212311_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,855
C000212311_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,539
C000212311_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	18,640
C000212311_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Freedom 2065 Composite Index℠
C000212311_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000212311_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	8,783
C000212311_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,174
C000212311_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,882
C000212311_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,862
C000212311_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,453
C000212311_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,465
C000212311_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	19,597
C000212311_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000212311_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000212311_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	8,918
C000212311_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,944
C000212311_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,126
C000212311_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,879
C000212311_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,326
C000212311_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	20,920
C000212311_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	24,645
C000212314_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class A
C000212314_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,425
C000212314_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	8,113
C000212314_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,589
C000212314_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,935
C000212314_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,006
C000212314_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,513
C000212314_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,282
C000212314_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	18,478
C000212314_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Freedom 2065 Composite Index℠
C000212314_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000212314_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	8,783
C000212314_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,174
C000212314_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,882
C000212314_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,862
C000212314_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,453
C000212314_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,465
C000212314_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	19,597
C000212314_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000212314_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000212314_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	8,918
C000212314_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,944
C000212314_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,126
C000212314_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,879
C000212314_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,326
C000212314_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	20,920
C000212314_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	24,645
C000182227_LG_ClassMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class K6
C000182227_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000182227_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,914
C000182227_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,310
C000182227_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,152
C000182227_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,849
C000182227_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,361
C000182227_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,255
C000182227_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	18,545
C000182227_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	19,649
C000182227_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	23,860
C000182227_LG_1_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom 2060 Composite Index℠
C000182227_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000182227_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,921
C000182227_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,461
C000182227_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,454
C000182227_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,681
C000182227_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,524
C000182227_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,310
C000182227_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	18,394
C000182227_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	19,598
C000182227_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	23,326
C000182227_LG_2_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500® Index
C000182227_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000182227_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,044
C000182227_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,093
C000182227_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,249
C000182227_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,589
C000182227_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,341
C000182227_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,769
C000182227_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	24,377
C000182227_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	26,388
C000182227_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	31,086
C000205068_LG_ClassMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class Z
C000205068_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205068_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,866
C000205068_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	8,848
C000205068_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,793
C000205068_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,215
C000205068_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,232
C000205068_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,059
C000205068_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,986
C000205068_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	20,587
C000205068_LG_1_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity Freedom 2060 Composite Index℠
C000205068_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205068_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,883
C000205068_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,014
C000205068_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,522
C000205068_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,248
C000205068_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,202
C000205068_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,861
C000205068_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,899
C000205068_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	20,114
C000205068_LG_2_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000205068_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205068_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,796
C000205068_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,113
C000205068_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,248
C000205068_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,477
C000205068_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,203
C000205068_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,746
C000205068_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,376
C000205068_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	25,181
C000144489_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Class M
C000144489_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,650
C000144489_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,125
C000144489_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,577
C000144489_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,932
C000144489_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,527
C000144489_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,866
C000144489_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	18,312
C000144489_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	16,939
C000144489_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	20,441
C000144489_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,466
C000144489_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	25,880
C000144489_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity Freedom 2060 Composite Index℠
C000144489_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000144489_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,501
C000144489_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,034
C000144489_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,678
C000144489_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,476
C000144489_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,715
C000144489_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,720
C000144489_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,271
C000144489_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	21,951
C000144489_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	23,389
C000144489_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	27,838
C000144489_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500® Index
C000144489_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000144489_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,717
C000144489_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,357
C000144489_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,625
C000144489_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,605
C000144489_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,271
C000144489_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	24,599
C000144489_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	22,698
C000144489_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	29,480
C000144489_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	31,913
C000144489_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	37,594
C000144491_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Class I
C000144491_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000144491_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,582
C000144491_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,161
C000144491_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,606
C000144491_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,194
C000144491_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,976
C000144491_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,548
C000144491_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,170
C000144491_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	22,029
C000144491_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	23,269
C000144491_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	28,192
C000144491_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity Freedom 2060 Composite Index℠
C000144491_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000144491_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,501
C000144491_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,034
C000144491_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,678
C000144491_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,476
C000144491_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,715
C000144491_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,720
C000144491_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,271
C000144491_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	21,951
C000144491_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	23,389
C000144491_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	27,838
C000144491_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500® Index
C000144491_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000144491_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,717
C000144491_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,357
C000144491_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,625
C000144491_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,605
C000144491_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,271
C000144491_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	24,599
C000144491_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	22,698
C000144491_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	29,480
C000144491_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	31,913
C000144491_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	37,594
C000144490_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Class C
C000144490_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000144490_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,465
C000144490_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,902
C000144490_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,202
C000144490_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,714
C000144490_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,056
C000144490_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	18,406
C000144490_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	16,940
C000144490_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	20,346
C000144490_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,432
C000144490_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	25,910
C000144490_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity Freedom 2060 Composite Index℠
C000144490_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000144490_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,501
C000144490_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,034
C000144490_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,678
C000144490_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,476
C000144490_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,715
C000144490_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,720
C000144490_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,271
C000144490_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	21,951
C000144490_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	23,389
C000144490_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	27,838
C000144490_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500® Index
C000144490_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000144490_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,717
C000144490_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,357
C000144490_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,625
C000144490_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,605
C000144490_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,271
C000144490_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	24,599
C000144490_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	22,698
C000144490_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	29,480
C000144490_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	31,913
C000144490_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	37,594
C000144488_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Class A
C000144488_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,425
C000144488_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,890
C000144488_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,354
C000144488_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,737
C000144488_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,381
C000144488_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,672
C000144488_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	18,156
C000144488_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	16,842
C000144488_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	20,367
C000144488_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,454
C000144488_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	25,936
C000144488_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity Freedom 2060 Composite Index℠
C000144488_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000144488_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,501
C000144488_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,034
C000144488_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,678
C000144488_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,476
C000144488_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,715
C000144488_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,720
C000144488_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,271
C000144488_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	21,951
C000144488_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	23,389
C000144488_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	27,838
C000144488_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500® Index
C000144488_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000144488_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,717
C000144488_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,357
C000144488_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,625
C000144488_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,605
C000144488_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,271
C000144488_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	24,599
C000144488_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	22,698
C000144488_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	29,480
C000144488_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	31,913
C000144488_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	37,594
C000182225_LG_ClassMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class K6
C000182225_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000182225_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,916
C000182225_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,308
C000182225_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,152
C000182225_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,852
C000182225_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,375
C000182225_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,260
C000182225_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	18,555
C000182225_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	19,647
C000182225_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	23,862
C000182225_LG_1_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom 2055 Composite Index℠
C000182225_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000182225_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,921
C000182225_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,461
C000182225_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,454
C000182225_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,681
C000182225_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,524
C000182225_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,310
C000182225_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	18,394
C000182225_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	19,598
C000182225_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	23,328
C000182225_LG_2_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500® Index
C000182225_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000182225_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,044
C000182225_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,093
C000182225_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,249
C000182225_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,589
C000182225_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,341
C000182225_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,769
C000182225_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	24,377
C000182225_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	26,388
C000182225_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	31,086
C000205067_LG_ClassMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class Z
C000205067_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205067_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,865
C000205067_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	8,851
C000205067_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,791
C000205067_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,219
C000205067_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,241
C000205067_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,069
C000205067_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,990
C000205067_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	20,582
C000205067_LG_1_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity Freedom 2055 Composite Index℠
C000205067_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205067_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,883
C000205067_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,014
C000205067_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,522
C000205067_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,248
C000205067_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,202
C000205067_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,861
C000205067_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,899
C000205067_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	20,115
C000205067_LG_2_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000205067_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205067_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,796
C000205067_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,113
C000205067_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,248
C000205067_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,477
C000205067_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,203
C000205067_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,746
C000205067_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,376
C000205067_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	25,181
C000101222_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Class M
C000101222_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,650
C000101222_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,123
C000101222_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,585
C000101222_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,946
C000101222_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,543
C000101222_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,878
C000101222_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	18,329
C000101222_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	16,950
C000101222_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	20,448
C000101222_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,482
C000101222_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	25,904
C000101222_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity Freedom 2055 Composite Index℠
C000101222_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000101222_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,501
C000101222_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,034
C000101222_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,678
C000101222_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,476
C000101222_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,715
C000101222_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,720
C000101222_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,271
C000101222_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	21,951
C000101222_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	23,389
C000101222_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	27,840
C000101222_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500® Index
C000101222_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000101222_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,717
C000101222_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,357
C000101222_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,625
C000101222_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,605
C000101222_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,271
C000101222_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	24,599
C000101222_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	22,698
C000101222_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	29,480
C000101222_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	31,913
C000101222_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	37,594
C000101223_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Class I
C000101223_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000101223_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,581
C000101223_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,171
C000101223_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,611
C000101223_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,189
C000101223_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,981
C000101223_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,551
C000101223_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,184
C000101223_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	22,043
C000101223_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	23,285
C000101223_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	28,206
C000101223_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity Freedom 2055 Composite Index℠
C000101223_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000101223_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,501
C000101223_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,034
C000101223_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,678
C000101223_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,476
C000101223_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,715
C000101223_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,720
C000101223_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,271
C000101223_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	21,951
C000101223_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	23,389
C000101223_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	27,840
C000101223_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500® Index
C000101223_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000101223_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,717
C000101223_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,357
C000101223_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,625
C000101223_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,605
C000101223_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,271
C000101223_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	24,599
C000101223_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	22,698
C000101223_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	29,480
C000101223_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	31,913
C000101223_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	37,594
C000101221_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Class C
C000101221_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000101221_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,462
C000101221_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,908
C000101221_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,208
C000101221_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,717
C000101221_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,052
C000101221_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	18,417
C000101221_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	16,943
C000101221_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	20,347
C000101221_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,431
C000101221_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	25,895
C000101221_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity Freedom 2055 Composite Index℠
C000101221_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000101221_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,501
C000101221_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,034
C000101221_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,678
C000101221_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,476
C000101221_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,715
C000101221_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,720
C000101221_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,271
C000101221_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	21,951
C000101221_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	23,389
C000101221_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	27,840
C000101221_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500® Index
C000101221_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000101221_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,717
C000101221_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,357
C000101221_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,625
C000101221_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,605
C000101221_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,271
C000101221_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	24,599
C000101221_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	22,698
C000101221_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	29,480
C000101221_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	31,913
C000101221_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	37,594
C000101220_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Class A
C000101220_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,425
C000101220_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,885
C000101220_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,344
C000101220_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,725
C000101220_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,380
C000101220_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,674
C000101220_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	18,160
C000101220_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	16,832
C000101220_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	20,372
C000101220_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,457
C000101220_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	25,926
C000101220_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity Freedom 2055 Composite Index℠
C000101220_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000101220_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,501
C000101220_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,034
C000101220_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,678
C000101220_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,476
C000101220_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,715
C000101220_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,720
C000101220_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,271
C000101220_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	21,951
C000101220_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	23,389
C000101220_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	27,840
C000101220_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500® Index
C000101220_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000101220_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,717
C000101220_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,357
C000101220_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,625
C000101220_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,605
C000101220_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,271
C000101220_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	24,599
C000101220_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	22,698
C000101220_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	29,480
C000101220_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	31,913
C000101220_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	37,594
C000182224_LG_ClassMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class K6
C000182224_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000182224_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,915
C000182224_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,302
C000182224_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,156
C000182224_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,844
C000182224_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,367
C000182224_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,248
C000182224_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	18,549
C000182224_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	19,653
C000182224_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	23,862
C000182224_LG_1_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom 2050 Composite Index℠
C000182224_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000182224_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,921
C000182224_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,461
C000182224_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,454
C000182224_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,681
C000182224_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,524
C000182224_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,310
C000182224_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	18,394
C000182224_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	19,598
C000182224_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	23,336
C000182224_LG_2_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500® Index
C000182224_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000182224_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,044
C000182224_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,093
C000182224_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,249
C000182224_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,589
C000182224_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,341
C000182224_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,769
C000182224_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	24,377
C000182224_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	26,388
C000182224_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	31,086
C000205066_LG_ClassMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class Z
C000205066_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205066_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,866
C000205066_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	8,846
C000205066_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,797
C000205066_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,224
C000205066_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,239
C000205066_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,064
C000205066_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,978
C000205066_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	20,588
C000205066_LG_1_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity Freedom 2050 Composite Index℠
C000205066_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205066_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,883
C000205066_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,014
C000205066_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,522
C000205066_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,248
C000205066_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,202
C000205066_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,861
C000205066_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,899
C000205066_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	20,122
C000205066_LG_2_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000205066_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205066_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,796
C000205066_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,113
C000205066_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,248
C000205066_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,477
C000205066_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,203
C000205066_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,746
C000205066_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,376
C000205066_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	25,181
C000033056_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Class M
C000033056_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,650
C000033056_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,119
C000033056_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,582
C000033056_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,939
C000033056_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,530
C000033056_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,861
C000033056_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	18,311
C000033056_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	16,937
C000033056_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	20,438
C000033056_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,469
C000033056_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	25,894
C000033056_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity Freedom 2050 Composite Index℠
C000033056_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000033056_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,501
C000033056_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,034
C000033056_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,678
C000033056_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,476
C000033056_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,715
C000033056_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,720
C000033056_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,271
C000033056_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	21,951
C000033056_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	23,389
C000033056_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	27,849
C000033056_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500® Index
C000033056_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000033056_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,717
C000033056_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,357
C000033056_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,625
C000033056_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,605
C000033056_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,271
C000033056_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	24,599
C000033056_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	22,698
C000033056_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	29,480
C000033056_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	31,913
C000033056_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	37,594
C000033057_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Class I
C000033057_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000033057_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,581
C000033057_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,172
C000033057_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,606
C000033057_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,196
C000033057_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,983
C000033057_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,554
C000033057_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,172
C000033057_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	22,036
C000033057_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	23,284
C000033057_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	28,215
C000033057_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity Freedom 2050 Composite Index℠
C000033057_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000033057_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,501
C000033057_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,034
C000033057_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,678
C000033057_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,476
C000033057_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,715
C000033057_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,720
C000033057_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,271
C000033057_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	21,951
C000033057_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	23,389
C000033057_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	27,849
C000033057_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500® Index
C000033057_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000033057_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,717
C000033057_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,357
C000033057_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,625
C000033057_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,605
C000033057_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,271
C000033057_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	24,599
C000033057_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	22,698
C000033057_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	29,480
C000033057_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	31,913
C000033057_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	37,594
C000033055_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Class C
C000033055_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000033055_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,473
C000033055_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,918
C000033055_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,220
C000033055_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,723
C000033055_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,064
C000033055_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	18,426
C000033055_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	16,961
C000033055_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	20,364
C000033055_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,448
C000033055_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	25,933
C000033055_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity Freedom 2050 Composite Index℠
C000033055_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000033055_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,501
C000033055_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,034
C000033055_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,678
C000033055_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,476
C000033055_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,715
C000033055_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,720
C000033055_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,271
C000033055_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	21,951
C000033055_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	23,389
C000033055_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	27,849
C000033055_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500® Index
C000033055_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000033055_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,717
C000033055_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,357
C000033055_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,625
C000033055_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,605
C000033055_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,271
C000033055_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	24,599
C000033055_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	22,698
C000033055_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	29,480
C000033055_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	31,913
C000033055_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	37,594
C000033058_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Class A
C000033058_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,425
C000033058_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,888
C000033058_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,349
C000033058_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,730
C000033058_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,384
C000033058_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,675
C000033058_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	18,163
C000033058_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	16,843
C000033058_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	20,370
C000033058_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,455
C000033058_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	25,941
C000033058_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity Freedom 2050 Composite Index℠
C000033058_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000033058_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,501
C000033058_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,034
C000033058_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,678
C000033058_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,476
C000033058_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,715
C000033058_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,720
C000033058_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,271
C000033058_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	21,951
C000033058_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	23,389
C000033058_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	27,849
C000033058_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500® Index
C000033058_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000033058_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,717
C000033058_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,357
C000033058_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,625
C000033058_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,605
C000033058_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,271
C000033058_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	24,599
C000033058_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	22,698
C000033058_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	29,480
C000033058_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	31,913
C000033058_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	37,594
C000182223_LG_ClassMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class K6
C000182223_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000182223_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,915
C000182223_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,306
C000182223_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,150
C000182223_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,847
C000182223_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,373
C000182223_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,249
C000182223_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	18,555
C000182223_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	19,650
C000182223_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	23,887
C000182223_LG_1_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom 2045 Composite Index℠
C000182223_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000182223_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,921
C000182223_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,461
C000182223_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,454
C000182223_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,681
C000182223_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,524
C000182223_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,310
C000182223_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	18,394
C000182223_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	19,598
C000182223_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	23,345
C000182223_LG_2_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500® Index
C000182223_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000182223_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,044
C000182223_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,093
C000182223_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,249
C000182223_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,589
C000182223_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,341
C000182223_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,769
C000182223_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	24,377
C000182223_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	26,388
C000182223_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	31,086
C000205065_LG_ClassMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class Z
C000205065_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205065_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,867
C000205065_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	8,848
C000205065_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,790
C000205065_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,220
C000205065_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,230
C000205065_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,072
C000205065_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,982
C000205065_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	20,598
C000205065_LG_1_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity Freedom 2045 Composite Index℠
C000205065_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205065_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,883
C000205065_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,014
C000205065_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,522
C000205065_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,248
C000205065_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,202
C000205065_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,861
C000205065_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,899
C000205065_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	20,130
C000205065_LG_2_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000205065_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205065_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,796
C000205065_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,113
C000205065_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,248
C000205065_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,477
C000205065_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,203
C000205065_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,746
C000205065_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,376
C000205065_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	25,181
C000033053_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Class M
C000033053_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,650
C000033053_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,126
C000033053_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,586
C000033053_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,938
C000033053_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,540
C000033053_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,869
C000033053_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	18,322
C000033053_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	16,937
C000033053_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	20,439
C000033053_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,482
C000033053_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	25,920
C000033053_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity Freedom 2045 Composite Index℠
C000033053_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000033053_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,501
C000033053_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,034
C000033053_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,678
C000033053_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,476
C000033053_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,715
C000033053_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,720
C000033053_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,271
C000033053_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	21,951
C000033053_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	23,389
C000033053_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	27,861
C000033053_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500® Index
C000033053_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000033053_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,717
C000033053_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,357
C000033053_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,625
C000033053_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,605
C000033053_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,271
C000033053_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	24,599
C000033053_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	22,698
C000033053_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	29,480
C000033053_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	31,913
C000033053_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	37,594
C000033054_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Class I
C000033054_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000033054_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,583
C000033054_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,178
C000033054_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,619
C000033054_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,194
C000033054_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,995
C000033054_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,568
C000033054_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,181
C000033054_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	22,057
C000033054_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	23,294
C000033054_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	28,234
C000033054_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity Freedom 2045 Composite Index℠
C000033054_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000033054_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,501
C000033054_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,034
C000033054_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,678
C000033054_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,476
C000033054_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,715
C000033054_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,720
C000033054_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,271
C000033054_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	21,951
C000033054_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	23,389
C000033054_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	27,861
C000033054_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500® Index
C000033054_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000033054_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,717
C000033054_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,357
C000033054_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,625
C000033054_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,605
C000033054_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,271
C000033054_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	24,599
C000033054_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	22,698
C000033054_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	29,480
C000033054_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	31,913
C000033054_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	37,594
C000033052_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Class C
C000033052_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000033052_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,471
C000033052_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,915
C000033052_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,211
C000033052_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,715
C000033052_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,069
C000033052_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	18,423
C000033052_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	16,950
C000033052_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	20,347
C000033052_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,439
C000033052_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	25,929
C000033052_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity Freedom 2045 Composite Index℠
C000033052_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000033052_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,501
C000033052_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,034
C000033052_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,678
C000033052_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,476
C000033052_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,715
C000033052_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,720
C000033052_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,271
C000033052_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	21,951
C000033052_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	23,389
C000033052_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	27,861
C000033052_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500® Index
C000033052_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000033052_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,717
C000033052_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,357
C000033052_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,625
C000033052_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,605
C000033052_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,271
C000033052_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	24,599
C000033052_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	22,698
C000033052_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	29,480
C000033052_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	31,913
C000033052_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	37,594
C000033050_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Class A
C000033050_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,425
C000033050_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,886
C000033050_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,349
C000033050_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,735
C000033050_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,374
C000033050_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,675
C000033050_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	18,164
C000033050_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	16,839
C000033050_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	20,364
C000033050_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,456
C000033050_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	25,949
C000033050_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity Freedom 2045 Composite Index℠
C000033050_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000033050_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,501
C000033050_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,034
C000033050_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,678
C000033050_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,476
C000033050_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,715
C000033050_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,720
C000033050_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,271
C000033050_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	21,951
C000033050_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	23,389
C000033050_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	27,861
C000033050_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500® Index
C000033050_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000033050_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,717
C000033050_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,357
C000033050_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,625
C000033050_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,605
C000033050_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,271
C000033050_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	24,599
C000033050_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	22,698
C000033050_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	29,480
C000033050_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	31,913
C000033050_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	37,594
C000182219_LG_ClassMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class K6
C000182219_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000182219_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,912
C000182219_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,309
C000182219_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,151
C000182219_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,850
C000182219_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,375
C000182219_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,246
C000182219_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	18,389
C000182219_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	19,469
C000182219_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	23,348
C000182219_LG_1_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom 2040 Composite Index℠
C000182219_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000182219_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,921
C000182219_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,461
C000182219_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,454
C000182219_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,681
C000182219_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,520
C000182219_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,300
C000182219_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	18,242
C000182219_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	19,421
C000182219_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	22,860
C000182219_LG_2_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500® Index
C000182219_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000182219_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,044
C000182219_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,093
C000182219_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,249
C000182219_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,589
C000182219_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,341
C000182219_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,769
C000182219_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	24,377
C000182219_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	26,388
C000182219_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	31,086
C000205063_LG_ClassMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class Z
C000205063_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205063_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,870
C000205063_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	8,852
C000205063_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,792
C000205063_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,226
C000205063_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,223
C000205063_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,921
C000205063_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,830
C000205063_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	20,140
C000205063_LG_1_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity Freedom 2040 Composite Index℠
C000205063_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205063_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,883
C000205063_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,014
C000205063_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,522
C000205063_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,245
C000205063_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,193
C000205063_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,730
C000205063_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,747
C000205063_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	19,712
C000205063_LG_2_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000205063_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205063_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,796
C000205063_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,113
C000205063_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,248
C000205063_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,477
C000205063_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,203
C000205063_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,746
C000205063_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,376
C000205063_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	25,181
C000013232_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Class M
C000013232_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,650
C000013232_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,123
C000013232_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,581
C000013232_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,935
C000013232_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,533
C000013232_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,872
C000013232_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	18,320
C000013232_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	16,936
C000013232_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	20,252
C000013232_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,285
C000013232_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	25,326
C000013232_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity Freedom 2040 Composite Index℠
C000013232_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000013232_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,501
C000013232_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,034
C000013232_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,678
C000013232_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,476
C000013232_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,715
C000013232_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,716
C000013232_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,260
C000013232_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	21,771
C000013232_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	23,178
C000013232_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	27,282
C000013232_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500® Index
C000013232_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000013232_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,717
C000013232_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,357
C000013232_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,625
C000013232_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,605
C000013232_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,271
C000013232_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	24,599
C000013232_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	22,698
C000013232_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	29,480
C000013232_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	31,913
C000013232_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	37,594
C000013233_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Class I
C000013233_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000013233_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,582
C000013233_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,173
C000013233_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,610
C000013233_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,200
C000013233_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,994
C000013233_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,569
C000013233_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,170
C000013233_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	21,850
C000013233_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	23,074
C000013233_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	27,601
C000013233_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity Freedom 2040 Composite Index℠
C000013233_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000013233_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,501
C000013233_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,034
C000013233_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,678
C000013233_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,476
C000013233_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,715
C000013233_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,716
C000013233_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,260
C000013233_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	21,771
C000013233_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	23,178
C000013233_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	27,282
C000013233_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500® Index
C000013233_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000013233_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,717
C000013233_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,357
C000013233_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,625
C000013233_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,605
C000013233_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,271
C000013233_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	24,599
C000013233_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	22,698
C000013233_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	29,480
C000013233_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	31,913
C000013233_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	37,594
C000013231_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Class C
C000013231_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000013231_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,470
C000013231_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,907
C000013231_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,213
C000013231_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,718
C000013231_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,060
C000013231_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	18,417
C000013231_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	16,947
C000013231_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	20,166
C000013231_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,243
C000013231_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	25,357
C000013231_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity Freedom 2040 Composite Index℠
C000013231_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000013231_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,501
C000013231_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,034
C000013231_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,678
C000013231_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,476
C000013231_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,715
C000013231_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,716
C000013231_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,260
C000013231_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	21,771
C000013231_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	23,178
C000013231_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	27,282
C000013231_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500® Index
C000013231_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000013231_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,717
C000013231_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,357
C000013231_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,625
C000013231_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,605
C000013231_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,271
C000013231_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	24,599
C000013231_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	22,698
C000013231_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	29,480
C000013231_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	31,913
C000013231_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	37,594
C000013229_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Class A
C000013229_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,425
C000013229_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,889
C000013229_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,350
C000013229_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,725
C000013229_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,378
C000013229_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,672
C000013229_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	18,155
C000013229_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	16,828
C000013229_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	20,174
C000013229_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,252
C000013229_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	25,368
C000013229_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity Freedom 2040 Composite Index℠
C000013229_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000013229_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,501
C000013229_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,034
C000013229_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,678
C000013229_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,476
C000013229_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,715
C000013229_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,716
C000013229_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,260
C000013229_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	21,771
C000013229_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	23,178
C000013229_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	27,282
C000013229_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500® Index
C000013229_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000013229_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,717
C000013229_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,357
C000013229_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,625
C000013229_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,605
C000013229_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,271
C000013229_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	24,599
C000013229_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	22,698
C000013229_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	29,480
C000013229_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	31,913
C000013229_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	37,594
C000182218_LG_ClassMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class K6
C000182218_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000182218_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,903
C000182218_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,301
C000182218_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,313
C000182218_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,514
C000182218_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,898
C000182218_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,829
C000182218_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	17,409
C000182218_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	18,406
C000182218_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	21,540
C000182218_LG_1_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom 2035 Composite Index℠
C000182218_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000182218_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,906
C000182218_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,453
C000182218_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,625
C000182218_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,344
C000182218_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,989
C000182218_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,854
C000182218_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	17,281
C000182218_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	18,345
C000182218_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	21,114
C000182218_LG_2_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500® Index
C000182218_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000182218_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,044
C000182218_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,093
C000182218_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,249
C000182218_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,589
C000182218_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,341
C000182218_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,769
C000182218_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	24,377
C000182218_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	26,388
C000182218_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	31,086
C000205062_LG_ClassMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class Z
C000205062_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205062_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,904
C000205062_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,026
C000205062_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,555
C000205062_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,874
C000205062_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,921
C000205062_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,144
C000205062_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,977
C000205062_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	18,656
C000205062_LG_1_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity Freedom 2035 Composite Index℠
C000205062_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205062_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,911
C000205062_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,194
C000205062_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,278
C000205062_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,837
C000205062_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,855
C000205062_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,954
C000205062_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,875
C000205062_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	18,272
C000205062_LG_2_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000205062_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205062_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,796
C000205062_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,113
C000205062_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,248
C000205062_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,477
C000205062_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,203
C000205062_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,746
C000205062_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,376
C000205062_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	25,181
C000013227_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Class M
C000013227_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,650
C000013227_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,120
C000013227_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,564
C000013227_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,927
C000013227_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,717
C000013227_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,489
C000013227_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,792
C000013227_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	16,476
C000013227_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,198
C000013227_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	20,139
C000013227_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	23,386
C000013227_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity Freedom 2035 Composite Index℠
C000013227_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000013227_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,497
C000013227_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,009
C000013227_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,661
C000013227_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,673
C000013227_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,301
C000013227_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,072
C000013227_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	17,718
C000013227_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	20,612
C000013227_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,881
C000013227_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	25,184
C000013227_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500® Index
C000013227_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000013227_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,717
C000013227_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,357
C000013227_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,625
C000013227_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,605
C000013227_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,271
C000013227_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	24,599
C000013227_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	22,698
C000013227_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	29,480
C000013227_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	31,913
C000013227_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	37,594
C000013228_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Class I
C000013228_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000013228_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,579
C000013228_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,142
C000013228_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,598
C000013228_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,387
C000013228_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,579
C000013228_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	18,998
C000013228_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	17,680
C000013228_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	20,699
C000013228_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,819
C000013228_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	25,472
C000013228_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity Freedom 2035 Composite Index℠
C000013228_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000013228_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,497
C000013228_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,009
C000013228_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,661
C000013228_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,673
C000013228_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,301
C000013228_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,072
C000013228_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	17,718
C000013228_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	20,612
C000013228_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,881
C000013228_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	25,184
C000013228_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500® Index
C000013228_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000013228_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,717
C000013228_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,357
C000013228_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,625
C000013228_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,605
C000013228_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,271
C000013228_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	24,599
C000013228_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	22,698
C000013228_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	29,480
C000013228_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	31,913
C000013228_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	37,594
C000013226_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Class C
C000013226_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000013226_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,469
C000013226_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,891
C000013226_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,200
C000013226_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,901
C000013226_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,686
C000013226_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,894
C000013226_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	16,487
C000013226_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,108
C000013226_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	20,089
C000013226_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	23,381
C000013226_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity Freedom 2035 Composite Index℠
C000013226_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000013226_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,497
C000013226_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,009
C000013226_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,661
C000013226_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,673
C000013226_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,301
C000013226_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,072
C000013226_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	17,718
C000013226_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	20,612
C000013226_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,881
C000013226_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	25,184
C000013226_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500® Index
C000013226_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000013226_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,717
C000013226_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,357
C000013226_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,625
C000013226_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,605
C000013226_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,271
C000013226_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	24,599
C000013226_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	22,698
C000013226_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	29,480
C000013226_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	31,913
C000013226_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	37,594
C000013224_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Class A
C000013224_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,425
C000013224_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,887
C000013224_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,330
C000013224_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,723
C000013224_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,559
C000013224_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,307
C000013224_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,644
C000013224_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	16,377
C000013224_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,135
C000013224_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	20,118
C000013224_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	23,413
C000013224_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity Freedom 2035 Composite Index℠
C000013224_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000013224_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,497
C000013224_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,009
C000013224_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,661
C000013224_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,673
C000013224_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,301
C000013224_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,072
C000013224_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	17,718
C000013224_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	20,612
C000013224_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,881
C000013224_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	25,184
C000013224_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500® Index
C000013224_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000013224_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,717
C000013224_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,357
C000013224_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,625
C000013224_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,605
C000013224_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,271
C000013224_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	24,599
C000013224_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	22,698
C000013224_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	29,480
C000013224_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	31,913
C000013224_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	37,594
C000182217_LG_ClassMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class K6
C000182217_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000182217_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,790
C000182217_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,204
C000182217_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,514
C000182217_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,839
C000182217_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,070
C000182217_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,090
C000182217_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,115
C000182217_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	17,028
C000182217_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	19,625
C000182217_LG_1_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom 2030 Composite Index℠
C000182217_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000182217_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,779
C000182217_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,330
C000182217_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,842
C000182217_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,701
C000182217_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,123
C000182217_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,099
C000182217_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,025
C000182217_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,972
C000182217_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	19,263
C000182217_LG_2_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500® Index
C000182217_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000182217_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,044
C000182217_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,093
C000182217_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,249
C000182217_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,589
C000182217_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,341
C000182217_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,769
C000182217_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	24,377
C000182217_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	26,388
C000182217_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	31,086
C000205061_LG_ClassMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class Z
C000205061_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205061_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,991
C000205061_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,364
C000205061_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,203
C000205061_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,385
C000205061_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,500
C000205061_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,276
C000205061_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,045
C000205061_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	17,308
C000205061_LG_1_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity Freedom 2030 Composite Index℠
C000205061_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205061_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,006
C000205061_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,575
C000205061_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,983
C000205061_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,355
C000205061_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,451
C000205061_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,152
C000205061_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,989
C000205061_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	17,012
C000205061_LG_2_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000205061_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205061_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,796
C000205061_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,113
C000205061_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,248
C000205061_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,477
C000205061_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,203
C000205061_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,746
C000205061_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,376
C000205061_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	25,181
C000013222_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Class M
C000013222_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,650
C000013222_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,976
C000013222_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,242
C000013222_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,623
C000013222_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,760
C000013222_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	16,483
C000013222_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,616
C000013222_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,419
C000013222_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	17,509
C000013222_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	18,351
C000013222_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	20,986
C000013222_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity Freedom 2030 Composite Index℠
C000013222_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000013222_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,323
C000013222_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,634
C000013222_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,279
C000013222_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,708
C000013222_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,230
C000013222_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,724
C000013222_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	16,525
C000013222_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	18,782
C000013222_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	19,892
C000013222_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	22,577
C000013222_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500® Index
C000013222_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000013222_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,717
C000013222_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,357
C000013222_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,625
C000013222_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,605
C000013222_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,271
C000013222_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	24,599
C000013222_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	22,698
C000013222_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	29,480
C000013222_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	31,913
C000013222_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	37,594
C000013223_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Class I
C000013223_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000013223_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,438
C000013223_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,815
C000013223_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,282
C000013223_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,442
C000013223_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,514
C000013223_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,754
C000013223_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	16,555
C000013223_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	18,897
C000013223_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	19,892
C000013223_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	22,878
C000013223_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity Freedom 2030 Composite Index℠
C000013223_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000013223_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,323
C000013223_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,634
C000013223_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,279
C000013223_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,708
C000013223_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,230
C000013223_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,724
C000013223_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	16,525
C000013223_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	18,782
C000013223_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	19,892
C000013223_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	22,577
C000013223_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500® Index
C000013223_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000013223_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,717
C000013223_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,357
C000013223_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,625
C000013223_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,605
C000013223_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,271
C000013223_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	24,599
C000013223_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	22,698
C000013223_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	29,480
C000013223_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	31,913
C000013223_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	37,594
C000013221_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Class C
C000013221_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000013221_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,321
C000013221_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,563
C000013221_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,886
C000013221_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,952
C000013221_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	16,663
C000013221_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,712
C000013221_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,440
C000013221_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	17,443
C000013221_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	18,331
C000013221_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	21,020
C000013221_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity Freedom 2030 Composite Index℠
C000013221_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000013221_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,323
C000013221_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,634
C000013221_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,279
C000013221_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,708
C000013221_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,230
C000013221_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,724
C000013221_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	16,525
C000013221_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	18,782
C000013221_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	19,892
C000013221_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	22,577
C000013221_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500® Index
C000013221_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000013221_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,717
C000013221_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,357
C000013221_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,625
C000013221_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,605
C000013221_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,271
C000013221_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	24,599
C000013221_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	22,698
C000013221_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	29,480
C000013221_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	31,913
C000013221_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	37,594
C000013219_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Class A
C000013219_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,425
C000013219_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,746
C000013219_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,014
C000013219_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,425
C000013219_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,604
C000013219_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	16,305
C000013219_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,475
C000013219_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,329
C000013219_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	17,445
C000013219_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	18,333
C000013219_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	21,023
C000013219_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity Freedom 2030 Composite Index℠
C000013219_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000013219_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,323
C000013219_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,634
C000013219_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,279
C000013219_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,708
C000013219_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,230
C000013219_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,724
C000013219_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	16,525
C000013219_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	18,782
C000013219_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	19,892
C000013219_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	22,577
C000013219_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500® Index
C000013219_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000013219_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,717
C000013219_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,357
C000013219_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,625
C000013219_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,605
C000013219_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,271
C000013219_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	24,599
C000013219_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	22,698
C000013219_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	29,480
C000013219_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	31,913
C000013219_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	37,594
C000182216_LG_ClassMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class K6
C000182216_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000182216_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,661
C000182216_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,071
C000182216_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,548
C000182216_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,326
C000182216_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,479
C000182216_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,526
C000182216_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,241
C000182216_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,090
C000182216_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	18,346
C000182216_LG_1_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom 2025 Composite Index℠
C000182216_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000182216_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,645
C000182216_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,175
C000182216_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,874
C000182216_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,203
C000182216_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,522
C000182216_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,539
C000182216_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,179
C000182216_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,061
C000182216_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	18,043
C000182216_LG_2_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500® Index
C000182216_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000182216_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,044
C000182216_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,093
C000182216_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,249
C000182216_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,589
C000182216_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,341
C000182216_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,769
C000182216_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	24,377
C000182216_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	26,388
C000182216_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	31,086
C000205060_LG_ClassMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class Z
C000205060_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205060_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,056
C000205060_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,577
C000205060_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,991
C000205060_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,114
C000205060_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,239
C000205060_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	13,769
C000205060_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,504
C000205060_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	16,507
C000205060_LG_1_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity Freedom 2025 Composite Index℠
C000205060_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205060_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,071
C000205060_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,800
C000205060_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,800
C000205060_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,088
C000205060_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,202
C000205060_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	13,680
C000205060_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,475
C000205060_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	16,261
C000205060_LG_2_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000205060_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205060_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,796
C000205060_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,113
C000205060_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,248
C000205060_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,477
C000205060_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,203
C000205060_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,746
C000205060_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,376
C000205060_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	25,181
C000013217_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Class M
C000013217_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,650
C000013217_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,779
C000013217_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,824
C000013217_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,189
C000013217_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,542
C000013217_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,565
C000013217_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,624
C000013217_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,498
C000013217_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,211
C000013217_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,982
C000013217_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	19,208
C000013217_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity Freedom 2025 Composite Index℠
C000013217_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000013217_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,085
C000013217_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,168
C000013217_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,774
C000013217_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,430
C000013217_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	16,236
C000013217_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,601
C000013217_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,476
C000013217_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	17,352
C000013217_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	18,359
C000013217_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	20,625
C000013217_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500® Index
C000013217_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000013217_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,717
C000013217_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,357
C000013217_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,625
C000013217_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,605
C000013217_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,271
C000013217_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	24,599
C000013217_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	22,698
C000013217_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	29,480
C000013217_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	31,913
C000013217_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	37,594
C000013218_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Class I
C000013218_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000013218_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,226
C000013218_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,377
C000013218_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,826
C000013218_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,199
C000013218_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	16,538
C000013218_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,685
C000013218_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,548
C000013218_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	17,480
C000013218_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	18,407
C000013218_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	20,934
C000013218_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity Freedom 2025 Composite Index℠
C000013218_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000013218_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,085
C000013218_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,168
C000013218_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,774
C000013218_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,430
C000013218_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	16,236
C000013218_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,601
C000013218_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,476
C000013218_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	17,352
C000013218_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	18,359
C000013218_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	20,625
C000013218_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500® Index
C000013218_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000013218_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,717
C000013218_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,357
C000013218_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,625
C000013218_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,605
C000013218_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,271
C000013218_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	24,599
C000013218_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	22,698
C000013218_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	29,480
C000013218_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	31,913
C000013218_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	37,594
C000013216_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Class C
C000013216_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000013216_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,113
C000013216_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,129
C000013216_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,443
C000013216_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,714
C000013216_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,730
C000013216_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,711
C000013216_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,499
C000013216_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,133
C000013216_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,945
C000013216_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	19,217
C000013216_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity Freedom 2025 Composite Index℠
C000013216_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000013216_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,085
C000013216_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,168
C000013216_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,774
C000013216_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,430
C000013216_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	16,236
C000013216_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,601
C000013216_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,476
C000013216_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	17,352
C000013216_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	18,359
C000013216_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	20,625
C000013216_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500® Index
C000013216_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000013216_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,717
C000013216_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,357
C000013216_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,625
C000013216_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,605
C000013216_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,271
C000013216_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	24,599
C000013216_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	22,698
C000013216_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	29,480
C000013216_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	31,913
C000013216_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	37,594
C000013214_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Class A
C000013214_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,425
C000013214_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,556
C000013214_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,607
C000013214_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,995
C000013214_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,384
C000013214_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,393
C000013214_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,492
C000013214_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,399
C000013214_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,153
C000013214_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,966
C000013214_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	19,241
C000013214_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity Freedom 2025 Composite Index℠
C000013214_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000013214_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,085
C000013214_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,168
C000013214_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,774
C000013214_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,430
C000013214_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	16,236
C000013214_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,601
C000013214_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,476
C000013214_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	17,352
C000013214_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	18,359
C000013214_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	20,625
C000013214_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500® Index
C000013214_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000013214_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,717
C000013214_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,357
C000013214_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,625
C000013214_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,605
C000013214_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,271
C000013214_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	24,599
C000013214_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	22,698
C000013214_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	29,480
C000013214_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	31,913
C000013214_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	37,594
C000182215_LG_ClassMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class K6
C000182215_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000182215_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,608
C000182215_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,008
C000182215_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,598
C000182215_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,984
C000182215_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,080
C000182215_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,178
C000182215_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,644
C000182215_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,465
C000182215_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	17,421
C000182215_LG_1_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom 2020 Composite Index℠
C000182215_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000182215_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,587
C000182215_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,107
C000182215_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,932
C000182215_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,875
C000182215_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,116
C000182215_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,200
C000182215_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,614
C000182215_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,456
C000182215_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	17,168
C000182215_LG_2_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
C000182215_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000182215_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,938
C000182215_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,384
C000182215_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,311
C000182215_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,392
C000182215_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,919
C000182215_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,396
C000182215_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,573
C000182215_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,089
C000182215_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,571
C000205059_LG_ClassMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class Z
C000205059_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205059_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,091
C000205059_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,705
C000205059_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,794
C000205059_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,868
C000205059_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,034
C000205059_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	13,357
C000205059_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,071
C000205059_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	15,814
C000205059_LG_1_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity Freedom 2020 Composite Index℠
C000205059_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205059_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,103
C000205059_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,944
C000205059_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,621
C000205059_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,841
C000205059_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,008
C000205059_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	13,294
C000205059_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,059
C000205059_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	15,617
C000205059_LG_2_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
C000205059_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205059_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,460
C000205059_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,395
C000205059_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,476
C000205059_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,999
C000205059_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,473
C000205059_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,651
C000205059_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,171
C000205059_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,657
C000013212_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Class M
C000013212_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,650
C000013212_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,693
C000013212_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,653
C000013212_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,011
C000013212_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,484
C000013212_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,053
C000013212_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,051
C000013212_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,996
C000013212_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,445
C000013212_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,176
C000013212_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	18,078
C000013212_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity Freedom 2020 Composite Index℠
C000013212_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000013212_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,985
C000013212_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,972
C000013212_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,560
C000013212_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,362
C000013212_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,690
C000013212_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,962
C000013212_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,927
C000013212_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,526
C000013212_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	17,478
C000013212_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	19,413
C000013212_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
C000013212_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000013212_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,044
C000013212_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,165
C000013212_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,620
C000013212_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,569
C000013212_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,651
C000013212_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,168
C000013212_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,633
C000013212_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,814
C000013212_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,342
C000013212_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,835
C000013213_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Class I
C000013213_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000013213_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,136
C000013213_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,188
C000013213_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,628
C000013213_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,140
C000013213_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,988
C000013213_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,074
C000013213_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,024
C000013213_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,657
C000013213_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	17,537
C000013213_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	19,684
C000013213_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity Freedom 2020 Composite Index℠
C000013213_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000013213_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,985
C000013213_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,972
C000013213_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,560
C000013213_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,362
C000013213_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,690
C000013213_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,962
C000013213_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,927
C000013213_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,526
C000013213_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	17,478
C000013213_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	19,413
C000013213_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
C000013213_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000013213_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,044
C000013213_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,165
C000013213_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,620
C000013213_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,569
C000013213_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,651
C000013213_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,168
C000013213_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,633
C000013213_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,814
C000013213_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,342
C000013213_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,835
C000013211_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Class C
C000013211_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000013211_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,026
C000013211_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,958
C000013211_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,262
C000013211_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,672
C000013211_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,217
C000013211_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,145
C000013211_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,012
C000013211_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,382
C000013211_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,160
C000013211_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	18,099
C000013211_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity Freedom 2020 Composite Index℠
C000013211_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000013211_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,985
C000013211_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,972
C000013211_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,560
C000013211_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,362
C000013211_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,690
C000013211_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,962
C000013211_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,927
C000013211_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,526
C000013211_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	17,478
C000013211_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	19,413
C000013211_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
C000013211_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000013211_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,044
C000013211_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,165
C000013211_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,620
C000013211_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,569
C000013211_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,651
C000013211_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,168
C000013211_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,633
C000013211_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,814
C000013211_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,342
C000013211_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,835
C000013209_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Class A
C000013209_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,425
C000013209_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,478
C000013209_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,436
C000013209_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,825
C000013209_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,334
C000013209_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,891
C000013209_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,929
C000013209_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,913
C000013209_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,387
C000013209_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,166
C000013209_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	18,106
C000013209_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity Freedom 2020 Composite Index℠
C000013209_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000013209_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,985
C000013209_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,972
C000013209_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,560
C000013209_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,362
C000013209_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,690
C000013209_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,962
C000013209_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,927
C000013209_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,526
C000013209_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	17,478
C000013209_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	19,413
C000013209_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
C000013209_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000013209_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,044
C000013209_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,165
C000013209_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,620
C000013209_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,569
C000013209_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,651
C000013209_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,168
C000013209_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,633
C000013209_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,814
C000013209_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,342
C000013209_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,835
C000182214_LG_ClassMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class K6
C000182214_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000182214_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,542
C000182214_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,943
C000182214_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,681
C000182214_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,547
C000182214_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,590
C000182214_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,817
C000182214_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,021
C000182214_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,816
C000182214_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	16,441
C000182214_LG_1_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom 2015 Composite Index℠
C000182214_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000182214_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,523
C000182214_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,030
C000182214_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,014
C000182214_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,462
C000182214_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,618
C000182214_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,848
C000182214_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,023
C000182214_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,823
C000182214_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	16,245
C000182214_LG_2_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
C000182214_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000182214_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,938
C000182214_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,384
C000182214_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,311
C000182214_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,392
C000182214_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,919
C000182214_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,396
C000182214_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,573
C000182214_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,089
C000182214_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,571
C000205058_LG_ClassMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class Z
C000205058_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205058_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,129
C000205058_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,878
C000205058_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,527
C000205058_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,558
C000205058_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,832
C000205058_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,915
C000205058_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,616
C000205058_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	15,077
C000205058_LG_1_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity Freedom 2015 Composite Index℠
C000205058_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205058_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,139
C000205058_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,125
C000205058_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,376
C000205058_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,519
C000205058_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,811
C000205058_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,891
C000205058_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,627
C000205058_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	14,934
C000205058_LG_2_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
C000205058_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205058_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,460
C000205058_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,395
C000205058_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,476
C000205058_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,999
C000205058_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,473
C000205058_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,651
C000205058_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,171
C000205058_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,657
C000013207_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Class M
C000013207_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,650
C000013207_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,613
C000013207_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,473
C000013207_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,818
C000013207_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,464
C000013207_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,460
C000013207_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,409
C000013207_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,500
C000013207_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,664
C000013207_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,365
C000013207_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	16,919
C000013207_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity Freedom 2015 Composite Index℠
C000013207_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000013207_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,888
C000013207_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,772
C000013207_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,339
C000013207_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,321
C000013207_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,060
C000013207_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,235
C000013207_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,373
C000013207_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,688
C000013207_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,583
C000013207_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	18,173
C000013207_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
C000013207_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000013207_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,044
C000013207_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,165
C000013207_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,620
C000013207_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,569
C000013207_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,651
C000013207_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,168
C000013207_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,633
C000013207_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,814
C000013207_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,342
C000013207_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,835
C000013208_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Class I
C000013208_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000013208_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,053
C000013208_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,010
C000013208_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,436
C000013208_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,125
C000013208_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,364
C000013208_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,396
C000013208_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,497
C000013208_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,820
C000013208_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,667
C000013208_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	18,437
C000013208_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity Freedom 2015 Composite Index℠
C000013208_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000013208_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,888
C000013208_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,772
C000013208_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,339
C000013208_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,321
C000013208_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,060
C000013208_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,235
C000013208_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,373
C000013208_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,688
C000013208_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,583
C000013208_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	18,173
C000013208_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
C000013208_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000013208_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,044
C000013208_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,165
C000013208_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,620
C000013208_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,569
C000013208_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,651
C000013208_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,168
C000013208_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,633
C000013208_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,814
C000013208_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,342
C000013208_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,835
C000013206_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Class C
C000013206_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000013206_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,933
C000013206_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,760
C000013206_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,065
C000013206_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,645
C000013206_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,598
C000013206_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,490
C000013206_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,501
C000013206_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,588
C000013206_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,328
C000013206_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	16,915
C000013206_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity Freedom 2015 Composite Index℠
C000013206_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000013206_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,888
C000013206_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,772
C000013206_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,339
C000013206_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,321
C000013206_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,060
C000013206_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,235
C000013206_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,373
C000013206_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,688
C000013206_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,583
C000013206_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	18,173
C000013206_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
C000013206_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000013206_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,044
C000013206_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,165
C000013206_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,620
C000013206_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,569
C000013206_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,651
C000013206_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,168
C000013206_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,633
C000013206_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,814
C000013206_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,342
C000013206_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,835
C000013204_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Class A
C000013204_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,425
C000013204_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,389
C000013204_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,264
C000013204_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,632
C000013204_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,310
C000013204_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,302
C000013204_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,290
C000013204_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,412
C000013204_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,618
C000013204_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,359
C000013204_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	16,950
C000013204_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity Freedom 2015 Composite Index℠
C000013204_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000013204_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,888
C000013204_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,772
C000013204_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,339
C000013204_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,321
C000013204_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,060
C000013204_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,235
C000013204_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,373
C000013204_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,688
C000013204_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,583
C000013204_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	18,173
C000013204_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
C000013204_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000013204_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,044
C000013204_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,165
C000013204_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,620
C000013204_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,569
C000013204_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,651
C000013204_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,168
C000013204_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,633
C000013204_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,814
C000013204_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,342
C000013204_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,835
C000182213_LG_ClassMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class K6
C000182213_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000182213_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,462
C000182213_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,846
C000182213_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,737
C000182213_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,064
C000182213_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,051
C000182213_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,399
C000182213_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	13,350
C000182213_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,098
C000182213_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	15,405
C000182213_LG_1_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom 2010 Composite Index℠
C000182213_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000182213_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,433
C000182213_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,920
C000182213_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,074
C000182213_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,997
C000182213_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,070
C000182213_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,436
C000182213_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	13,380
C000182213_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,134
C000182213_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	15,276
C000182213_LG_2_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
C000182213_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000182213_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,938
C000182213_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,384
C000182213_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,311
C000182213_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,392
C000182213_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,919
C000182213_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,396
C000182213_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,573
C000182213_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,089
C000182213_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,571
C000205057_LG_ClassMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class Z
C000205057_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205057_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,165
C000205057_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,058
C000205057_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,241
C000205057_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,217
C000205057_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,598
C000205057_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,471
C000205057_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,142
C000205057_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	14,341
C000205057_LG_1_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity Freedom 2010 Composite Index℠
C000205057_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205057_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,183
C000205057_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,326
C000205057_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,120
C000205057_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,188
C000205057_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,597
C000205057_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,477
C000205057_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,180
C000205057_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	14,245
C000205057_LG_2_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
C000205057_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205057_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,460
C000205057_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,395
C000205057_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,476
C000205057_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,999
C000205057_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,473
C000205057_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,651
C000205057_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,171
C000205057_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,657
C000013202_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Class M
C000013202_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,650
C000013202_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,483
C000013202_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,205
C000013202_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,547
C000013202_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,359
C000013202_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,733
C000013202_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,646
C000013202_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,883
C000013202_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	13,759
C000013202_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,434
C000013202_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	15,660
C000013202_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity Freedom 2010 Composite Index℠
C000013202_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000013202_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,743
C000013202_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,484
C000013202_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,019
C000013202_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,188
C000013202_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,305
C000013202_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,386
C000013202_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,688
C000013202_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,727
C000013202_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,557
C000013202_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	16,814
C000013202_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
C000013202_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000013202_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,044
C000013202_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,165
C000013202_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,620
C000013202_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,569
C000013202_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,651
C000013202_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,168
C000013202_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,633
C000013202_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,814
C000013202_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,342
C000013202_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,835
C000013203_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Class I
C000013203_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000013203_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,922
C000013203_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,729
C000013203_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,140
C000013203_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,013
C000013203_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,596
C000013203_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,565
C000013203_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,818
C000013203_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,850
C000013203_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,642
C000013203_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	17,068
C000013203_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity Freedom 2010 Composite Index℠
C000013203_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000013203_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,743
C000013203_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,484
C000013203_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,019
C000013203_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,188
C000013203_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,305
C000013203_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,386
C000013203_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,688
C000013203_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,727
C000013203_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,557
C000013203_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	16,814
C000013203_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
C000013203_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000013203_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,044
C000013203_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,165
C000013203_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,620
C000013203_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,569
C000013203_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,651
C000013203_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,168
C000013203_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,633
C000013203_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,814
C000013203_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,342
C000013203_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,835
C000013201_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Class C
C000013201_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000013201_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,807
C000013201_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,496
C000013201_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,778
C000013201_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,539
C000013201_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,889
C000013201_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,724
C000013201_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,889
C000013201_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	13,699
C000013201_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,398
C000013201_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	15,669
C000013201_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity Freedom 2010 Composite Index℠
C000013201_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000013201_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,743
C000013201_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,484
C000013201_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,019
C000013201_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,188
C000013201_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,305
C000013201_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,386
C000013201_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,688
C000013201_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,727
C000013201_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,557
C000013201_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	16,814
C000013201_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
C000013201_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000013201_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,044
C000013201_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,165
C000013201_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,620
C000013201_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,569
C000013201_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,651
C000013201_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,168
C000013201_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,633
C000013201_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,814
C000013201_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,342
C000013201_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,835
C000013199_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Class A
C000013199_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,425
C000013199_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,261
C000013199_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,997
C000013199_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,358
C000013199_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,200
C000013199_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,583
C000013199_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,527
C000013199_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,795
C000013199_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	13,709
C000013199_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,408
C000013199_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	15,680
C000013199_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity Freedom 2010 Composite Index℠
C000013199_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000013199_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,743
C000013199_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,484
C000013199_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,019
C000013199_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,188
C000013199_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,305
C000013199_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,386
C000013199_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,688
C000013199_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,727
C000013199_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,557
C000013199_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	16,814
C000013199_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
C000013199_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000013199_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,044
C000013199_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,165
C000013199_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,620
C000013199_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,569
C000013199_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,651
C000013199_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,168
C000013199_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,633
C000013199_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,814
C000013199_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,342
C000013199_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,835
C000250722_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class A
C000250722_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,425
C000250722_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,770
C000250722_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,768
C000250722_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity Freedom 2070 Composite Index℠
C000250722_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000250722_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,441
C000250722_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,428
C000250722_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000250722_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000250722_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,380
C000250722_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,229
C000250721_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class M
C000250721_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,650
C000250721_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,980
C000250721_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,988
C000250721_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity Freedom 2070 Composite Index℠
C000250721_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000250721_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,441
C000250721_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,428
C000250721_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000250721_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000250721_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,380
C000250721_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,229
C000250718_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class C
C000250718_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000250718_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,303
C000250718_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,316
C000250718_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity Freedom 2070 Composite Index℠
C000250718_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000250718_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,441
C000250718_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,428
C000250718_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000250718_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000250718_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,380
C000250718_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,229
C000250719_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class I
C000250719_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000250719_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,382
C000250719_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,539
C000250719_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity Freedom 2070 Composite Index℠
C000250719_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000250719_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,441
C000250719_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,428
C000250719_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000250719_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000250719_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,380
C000250719_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,229
C000250723_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class Z
C000250723_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000250723_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,390
C000250723_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,557
C000250723_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity Freedom 2070 Composite Index℠
C000250723_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000250723_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,441
C000250723_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,428
C000250723_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000250723_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000250723_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,380
C000250723_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,229
C000250720_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class K6
C000250720_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000250720_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,407
C000250720_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,599
C000250720_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity Freedom 2070 Composite Index℠
C000250720_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000250720_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,441
C000250720_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,428
C000250720_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000250720_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000250720_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,380
C000250720_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	$ 12,229